A u d i t e d    F i n a n c i a l    S t a t e m e n t s

John Hancock Life Insurance Company (U.S.A.) Separate Account X

December 31, 2021

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John Hancock Life Insurance Company (U.S.A.)

Separate Account X

Audited Financial Statements

December 31, 2021

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of John Hancock Life Insurance Company (U.S.A.) and Contract Owners of

John Hancock Life Insurance Company (U.S.A.) Separate Account X

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise John Hancock Life Insurance Company (U.S.A.) Separate Account X (the “Separate Account”) as of December 31, 2021, and the related statements of operations and changes in contract owners’ equity for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, and the results of its operations and changes in contract owners’ equity for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of the Separate Account since 1986.

Boston, Massachusetts

March 30, 2022

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Appendix

Subaccounts comprising John Hancock Life

Insurance Company (U.S.A.) Separate Account X

500 Index Fund Series NAV	Managed Volatility Balanced Portfolio Series NAV
Active Bond Trust Series NAV	Mid Cap Growth Trust Series NAV
Blue Chip Growth Trust Series NAV	Mid Value Trust Series NAV
Capital Appreciation Trust Series NAV	Money Market Trust Series NAV
Core Bond Trust Series NAV	Opportunistic Fixed Income Trust Series NAV
Disciplined Value International Trust Series NAV	Real Estate Securities Trust Series NAV
Equity Income Trust Series NAV	Short Term Government Income Trust Series NAV
Fundamental All Cap Core Trust Series NAV	Small Cap Index Trust Series NAV
Health Sciences Trust Series NAV	Small Cap Stock Trust Series NAV
High Yield Trust Series NAV	Small Cap Value Trust Series NAV
International Equity Index Series NAV	Total Bond Market Series Trust NAV
Lifestyle Balanced Portfolio Series NAV	Total Stock Market Index Trust Series NAV
Lifestyle Growth Portfolio Series NAV	Ultra Short Term Bond Trust Series NAV

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	500 Index Fund	Active Bond Trust	Blue Chip Growth	Capital Appreciation	Core Bond Trust	Disciplined Value International Trust
	Series NAV	Series NAV	Trust Series NAV	Trust Series NAV	Series NAV	Series NAV
Total Assets
Investments at fair value	$6,467,703	$4,959,641	$15,421,111	$4,936,591	$10,609	$1,118,079

Units outstanding	87,169	114,254	100,741	100,378	756	60,494
Unit value	$74.20	$43.41	$153.08	$49.18	$14.03	$18.48

Shares	123,359	506,086	375,760	653,853	814	78,407
Cost	$3,236,918	$4,983,095	$12,554,195	$4,343,669	$10,561	$959,057

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

		Fundamental All				Lifestyle Balanced
	Equity Income Trust	Cap Core Trust	Health Sciences	High Yield Trust	International Equity	Portfolio Series
	Series NAV	Series NAV	Trust Series NAV	Series NAV	Index Series NAV	NAV
Total Assets
Investments at fair value	$4,404,981	$32,535,735	$18,765	$243,734	$1,773,119	$3,830,907

Units outstanding	76,486	238,533	763	10,685	53,324	193,848
Unit value	$57.59	$136.40	$24.59	$22.81	$33.25	$19.76

Shares	266,645	887,500	587	46,872	87,605	228,438
Cost	$4,060,328	$18,372,359	$16,897	$255,960	$1,397,275	$3,321,421

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Lifestyle Growth Portfolio Series NAV	Managed Volatility Balanced Portfolio Series NAV	Mid Cap Growth Trust Series NAV (a)	Mid Value Trust Series NAV	Money Market Trust Series NAV	Opportunistic Fixed Income Trust Series NAV

Total Assets
Investments at fair value	$65,927	$21,194,168	$6,999,238	$541,172	$855,207	$890,904

Units outstanding	3,699	311,024	47,344	8,182	59,673	33,015
Unit value	$17.82	$68.14	$147.84	$66.14	$14.33	$26.98

Shares	3,552	1,692,585	343,100	45,592	855,207	72,727
Cost	$58,404	$20,916,707	$6,475,107	$469,290	$855,207	$913,245

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Real Estate	Short Term
	Securities Trust	Government Income	Small Cap Index	Small Cap Stock	Small Cap Value	Total Bond Market
	Series NAV	Trust Series NAV	Trust Series NAV	Trust Series NAV	Trust Series NAV	Series Trust NAV
Total Assets
Investments at fair value	$2,852,999	$624,376	$16,107	$4,458,545	$400,935	$1,017,026

Units outstanding	19,982	42,786	700	84,163	5,934	50,961
Unit value	$142.78	$14.59	$23.01	$52.98	$67.57	$19.96

Shares	104,620	52,557	932	423,816	22,005	97,416
Cost	$1,661,529	$646,824	$13,868	$4,051,437	$400,573	$1,006,749

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	Total Stock Market	Ultra Short Term
	Index Trust Series	Bond Trust Series
	NAV	NAV
Total Assets
Investments at fair value	$39,869	$128,187

Units outstanding	1,416	11,499
Unit value	$28.16	$11.15

Shares	1,292	11,445
Cost	$28,091	$131,204

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	500 Index Fund Series NAV		Active Bond Trust Series NAV		Blue Chip Growth Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$81,704	$96,425	$167,701	$170,148	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(83,721)	(71,430)	(70,893)	(75,626)	(213,980)	(181,122)
Net investment income (loss)	(2,017)	24,995	96,808	94,522	(213,980)	(181,122)
Realized gains (losses) on investments:
Capital gain distributions received	242,121	99,226	78,183	-	2,026,548	1,867,397
Net realized gain (loss)	660,275	357,797	13,146	38,899	882,605	695,918
Realized gains (losses)	902,396	457,023	91,329	38,899	2,909,153	2,563,315
Unrealized appreciation (depreciation) during the period	563,200	349,847	(285,719)	264,855	(465,609)	1,434,281
Net increase (decrease) in net assets from operations	1,463,579	831,865	(97,582)	398,276	2,229,564	3,816,474

Changes from principal transactions:
Purchase payments	5,483	7,540	1,584	4,009	6,162	12,197
Transfers between sub-accounts and the company	(26,914)	(108,853)	(23,644)	130,804	(126,217)	(135,872)
Withdrawals	(844,704)	(512,177)	(596,294)	(546,260)	(1,647,843)	(1,089,558)
Annual contract fee	(533)	(642)	(312)	(456)	(952)	(1,305)
Net increase (decrease) in net assets from principal transactions	(866,668)	(614,132)	(618,666)	(411,903)	(1,768,850)	(1,214,538)
Total increase (decrease) in net assets	596,911	217,733	(716,248)	(13,627)	460,714	2,601,936
Net assets at beginning of period	5,870,792	5,653,059	5,675,889	5,689,516	14,960,397	12,358,461
Net assets at end of period	$6,467,703	$5,870,792	$4,959,641	$5,675,889	$15,421,111	$14,960,397

	2021	2020	2021	2020	2021	2020

Units, beginning of period	100,132	112,349	126,826	133,628	114,829	126,469
Units issued	794	805	306	8,290	526	964
Units redeemed	(13,757)	(13,022)	(12,878)	(15,092)	(14,614)	(12,604)
Units, end of period	87,169	100,132	114,254	126,826	100,741	114,829

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Capital Appreciation Trust Series NAV		Core Bond Trust Series NAV		Disciplined Value International Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$-	$-	$198	$237	$29,796	$20,092
Expenses:
Mortality and expense risk and administrative charges	(68,437)	(51,985)	(145)	(136)	(15,274)	(12,643)
Net investment income (loss)	(68,437)	(51,985)	53	101	14,522	7,449
Realized gains (losses) on investments:
Capital gain distributions received	758,153	404,023	448	-	-	-
Net realized gain (loss)	(307,127)	(188,274)	10	12	13,453	(2,673)
Realized gains (losses)	451,026	215,749	458	12	13,453	(2,673)
Unrealized appreciation (depreciation) during the period	262,976	1,508,146	(864)	556	91,996	(2,444)
Net increase (decrease) in net assets from operations	645,565	1,671,910	(353)	669	119,971	2,332

Changes from principal transactions:
Purchase payments	1,755	8,459	700	646	1,768	1,296
Transfers between sub-accounts and the company	6,728	(5,136)	-	-	12,373	(34,281)
Withdrawals	(414,275)	(164,641)	-	-	(53,506)	(66,912)
Annual contract fee	(1,217)	(1,282)	-	-	(146)	(190)
Net increase (decrease) in net assets from principal transactions	(407,009)	(162,600)	700	646	(39,511)	(100,087)
Total increase (decrease) in net assets	238,556	1,509,310	347	1,315	80,460	(97,755)
Net assets at beginning of period	4,698,035	3,188,725	10,262	8,947	1,037,619	1,135,374
Net assets at end of period	$4,936,591	$4,698,035	$10,609	$10,262	$1,118,079	$1,037,619

	2021	2020	2021	2020	2021	2020
Units, beginning of period	109,511	113,857	707	661	62,817	70,032
Units issued	452	266	49	46	1,276	401
Units redeemed	(9,585)	(4,612)	-	-	(3,599)	(7,616)
Units, end of period	100,378	109,511	756	707	60,494	62,817

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Equity Income Trust Series NAV		Fundamental All Cap Core Trust Series NAV		Health Sciences Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$84,781	$102,183	$49,113	$100,418	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(60,285)	(49,063)	(426,798)	(328,923)	(1,099)	(1,221)
Net investment income (loss)	24,496	53,120	(377,685)	(228,505)	(1,099)	(1,221)
Realized gains (losses) on investments:
Capital gain distributions received	86,187	260,035	2,439,070	719,497	6,432	9,421
Net realized gain (loss)	(42,368)	(84,628)	2,337,098	1,460,402	15,664	80
Realized gains (losses)	43,819	175,407	4,776,168	2,179,899	22,096	9,501
Unrealized appreciation (depreciation) during the period	812,551	(325,119)	3,377,463	3,696,554	(15,893)	12,692
Net increase (decrease) in net assets from operations	880,866	(96,592)	7,775,946	5,647,948	5,104	20,972

Changes from principal transactions:
Purchase payments	1,893	10,094	11,931	27,235	117	108
Transfers between sub-accounts and the company	135,976	(101,104)	(480)	(346,012)	(89,133)	-
Withdrawals	(380,467)	(381,843)	(3,296,697)	(2,786,837)	(579)	-
Annual contract fee	(483)	(590)	(2,059)	(2,779)	-	-
Net increase (decrease) in net assets from principal transactions	(243,081)	(473,443)	(3,287,305)	(3,108,393)	(89,595)	108
Total increase (decrease) in net assets	637,785	(570,035)	4,488,641	2,539,555	(84,491)	21,080
Net assets at beginning of period	3,767,196	4,337,231	28,047,094	25,507,539	103,256	82,176
Net assets at end of period	$4,404,981	$3,767,196	$32,535,735	$28,047,094	$18,765	$103,256

	2021	2020	2021	2020	2021	2020

Units, beginning of period	81,321	93,159	264,577	301,526	4,579	4,574
Units issued	3,273	500	1,960	2,292	5	6
Units redeemed	(8,108)	(12,338)	(28,004)	(39,241)	(3,821)	(1)
Units, end of period	76,486	81,321	238,533	264,577	763	4,579

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	High Yield Trust Series NAV		International Equity Index Series NAV		Lifestyle Balanced Portfolio Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$12,437	$13,750	$47,301	$39,720	$99,226	$93,802
Expenses:
Mortality and expense risk and administrative charges	(3,128)	(2,859)	(25,374)	(21,784)	(58,390)	(56,756)
Net investment income (loss)	9,309	10,891	21,927	17,936	40,836	37,046
Realized gains (losses) on investments:
Capital gain distributions received	-	-	21,627	15,324	159,084	125,956
Net realized gain (loss)	(4,480)	(9,094)	54,967	25,185	83,931	74,693
Realized gains (losses)	(4,480)	(9,094)	76,594	40,509	243,015	200,649
Unrealized appreciation (depreciation) during the period	4,970	6,485	9,823	89,117	17,358	161,704
Net increase (decrease) in net assets from operations	9,799	8,282	108,344	147,562	301,209	399,399

Changes from principal transactions:
Purchase payments	235	1,406	4,510	7,177	11,312	16,154
Transfers between sub-accounts and the company	18,110	(11,448)	(17,386)	16,269	(27,485)	(438,358)
Withdrawals	(10,090)	(13,590)	(96,587)	(123,541)	(372,387)	(235,346)
Annual contract fee	(83)	(95)	(231)	(297)	(689)	(845)
Net increase (decrease) in net assets from principal transactions	8,172	(23,727)	(109,694)	(100,392)	(389,249)	(658,395)
Total increase (decrease) in net assets	17,971	(15,445)	(1,350)	47,170	(88,040)	(258,996)
Net assets at beginning of period	225,763	241,208	1,774,469	1,727,299	3,918,947	4,177,943
Net assets at end of period	$243,734	$225,763	$1,773,119	$1,774,469	$3,830,907	$3,918,947

	2021	2020	2021	2020	2021	2020

Units, beginning of period	10,293	11,479	56,524	59,387	213,966	253,281
Units issued	838	68	398	1,697	1,446	2,058
Units redeemed	(446)	(1,254)	(3,598)	(4,560)	(21,564)	(41,373)
Units, end of period	10,685	10,293	53,324	56,524	193,848	213,966

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Lifestyle Growth Portfolio Series NAV		Managed Volatility Balanced Portfolio Series NAV		Mid Cap Growth Trust Series NAV
	2021	2020	2021	2020	2021 (a)	2020
Income:
Dividend distributions received	$1,530	$1,329	$537,656	$534,711	$-	$-
Expenses:
Mortality and expense risk and administrative charges	(943)	(776)	(278,865)	(281,323)	(108,906)	(84,493)
Net investment income (loss)	587	553	258,791	253,388	(108,906)	(84,493)
Realized gains (losses) on investments:
Capital gain distributions received	4,139	2,838	-	1,120,358	1,960,515	812,199
Net realized gain (loss)	137	20	219,527	820,455	256,430	208,682
Realized gains (losses)	4,276	2,858	219,527	1,940,813	2,216,945	1,020,881
Unrealized appreciation (depreciation) during
the period	2,427	2,845	1,282,908	(2,294,173)	(1,935,385)	2,032,938
Net increase (decrease) in net assets from operations	7,290	6,256	1,761,226	(99,972)	172,654	2,969,326

Changes from principal transactions:
Purchase payments	-	-	4,395	8,850	3,352	9,779
Transfers between sub-accounts and the company	-	-	(112,256)	(205,452)	(78,617)	(59,125)
Withdrawals	-	-	(2,037,874)	(3,134,711)	(524,317)	(592,713)
Annual contract fee	-	-	(1,045)	(1,216)	(675)	(869)
Net increase (decrease) in net assets from principal transactions	-	-	(2,146,780)	(3,332,529)	(600,257)	(642,928)
Total increase (decrease) in net assets	7,290	6,256	(385,554)	(3,432,501)	(427,603)	2,326,398
Net assets at beginning of period	58,637	52,381	21,579,722	25,012,223	7,426,841	5,100,443
Net assets at end of period	$65,927	$58,637	$21,194,168	$21,579,722	$6,999,238	$7,426,841

	2021	2020	2021	2020	2021	2020
Units, beginning of period	3,699	3,699	343,817	401,008	51,257	57,312
Units issued	-	-	3,554	6,396	567	447
Units redeemed	-	-	(36,347)	(63,587)	(4,480)	(6,502)
Units, end of period	3,699	3,699	311,024	343,817	47,344	51,257

	(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Mid Value Trust Series NAV		Money Market Trust Series NAV		Opportunistic Fixed Income Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$5,317	$7,316	$30	$3,211	$26,002	$36,632
Expenses:
Mortality and expense risk and administrative charges	(6,709)	(5,783)	(12,398)	(13,302)	(13,036)	(12,064)
Net investment income (loss)	(1,392)	1,533	(12,368)	(10,091)	12,966	24,568
Realized gains (losses) on investments:
Capital gain distributions received	24,692	10,106	-	-	34,872	-
Net realized gain (loss)	2,350	(25,715)	-	-	(844)	(7,881)
Realized gains (losses)	27,042	(15,609)	-	-	34,028	(7,881)
Unrealized appreciation (depreciation) during the period	80,102	43,795	1	(1)	(78,917)	79,827
Net increase (decrease) in net assets from operations	105,752	29,719	(12,367)	(10,092)	(31,923)	96,514

Changes from principal transactions:
Purchase payments	765	390	-	-	4,576	4,290
Transfers between sub-accounts and the company	(22,516)	(3,472)	(15,911)	-	(7,757)	108,829
Withdrawals	(23,019)	(83,100)	(49,502)	(38,627)	(36,439)	(90,240)
Annual contract fee	(60)	(57)	(504)	(583)	(57)	(72)
Net increase (decrease) in net assets from principal transactions	(44,830)	(86,239)	(65,917)	(39,210)	(39,677)	22,807
Total increase (decrease) in net assets	60,922	(56,520)	(78,284)	(49,302)	(71,600)	119,321
Net assets at beginning of period	480,250	536,770	933,491	982,793	962,504	843,183
Net assets at end of period	$541,172	$480,250	$855,207	$933,491	$890,904	$962,504

	2021	2020	2021	2020	2021	2020
Units, beginning of period	8,890	10,723	64,584	66,739	34,471	33,981
Units issued	106	242	63	1,661	228	4,312
Units redeemed	(814)	(2,075)	(4,974)	(3,816)	(1,684)	(3,822)
Units, end of period	8,182	8,890	59,673	64,584	33,015	34,471

See accompanying notes.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Real Estate Securities Trust Series NAV		Short Term Government Income Trust Series NAV		Small Cap Index Trust Series NAV
	2021	2020	2021	2020	2021	2020
Income:
Dividend distributions received	$37,477	$42,550	$11,694	$14,885	$100	$202
Expenses:
Mortality and expense risk and administrative charges	(34,033)	(28,682)	(9,659)	(12,146)	(268)	(49)
Net investment income (loss)	3,444	13,868	2,035	2,739	(168)	153
Realized gains (losses) on investments:
Capital gain distributions received	-	247,266	-	-	1,153	1,016
Net realized gain (loss)	95,059	113,417	610	(862)	742	1
Realized gains (losses)	95,059	360,683	610	(862)	1,895	1,017
Unrealized appreciation (depreciation) during the period	816,383	(565,302)	(23,297)	16,396	461	1,761
Net increase (decrease) in net assets from operations	914,886	(190,751)	(20,652)	18,273	2,188	2,931

Changes from principal transactions:
Purchase payments	1,672	2,957	-	124,795	-	-
Transfers between sub-accounts and the company	(4,443)	(4,831)	(119,692)	(6,251)	(3,100)	14,205
Withdrawals	(162,271)	(276,309)	(82,111)	(18,733)	(540)	-
Annual contract fee	(161)	(234)	(134)	(220)	-	-
Net increase (decrease) in net assets from principal transactions	(165,203)	(278,417)	(201,937)	99,591	(3,640)	14,205
Total increase (decrease) in net assets	749,683	(469,168)	(222,589)	117,864	(1,452)	17,136
Net assets at beginning of period	2,103,316	2,572,484	846,965	729,101	17,559	423
Net assets at end of period	$2,852,999	$2,103,316	$624,376	$846,965	$16,107	$17,559

	2021	2020	2021	2020	2021	2020
Units, beginning of period	21,257	24,256	56,170	49,419	861	24
Units issued	66	350	-	9,489	-	837
Units redeemed	(1,341)	(3,349)	(13,384)	(2,738)	(161)	-
Units, end of period	19,982	21,257	42,786	56,170	700	861

See accompanying notes.

16 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY
For the years ended December 31,

	Small Cap Stock Trust Series NAV		Small Cap Value Trust Series NAV		Total Bond Market Series Trust NAV
	2021	2020	2021	2020	2021	2020

Income:
Dividend distributions received	$-	$-	$2,152	$3,297	$23,818	$27,703
Expenses:
Mortality and expense risk and administrative charges	(65,609)	(51,898)	(5,621)	(4,508)	(13,510)	(15,409)
Net investment income (loss)	(65,609)	(51,898)	(3,469)	(1,211)	10,308	12,294
Realized gains (losses) on investments:
Capital gain distributions received	669,534	465,031	3,363	34,953	-	-
Net realized gain (loss)	93,846	(24,229)	(7,566)	(26,118)	4,846	4,248
Realized gains (losses)	763,380	440,802	(4,203)	8,835	4,846	4,248
Unrealized appreciation (depreciation) during the period	(683,596)	1,265,848	89,029	(48,373)	(50,205)	54,281
Net increase (decrease) in net assets from operations	14,175	1,654,752	81,357	(40,749)	(35,051)	70,823

Changes from principal transactions:
Purchase payments	14,065	20,283	677	340	866	538
Transfers between sub-accounts and the company	11,498	(9,507)	-	(10,363)	(17,336)	9,250
Withdrawals	(498,499)	(332,206)	(27,171)	(18,267)	(123,955)	(92,144)
Annual contract fee	(613)	(651)	(106)	(108)	(126)	(131)
Net increase (decrease) in net assets from principal transactions	(473,549)	(322,081)	(26,600)	(28,398)	(140,551)	(82,487)
Total increase (decrease) in net assets	(459,374)	1,332,671	54,757	(69,147)	(175,602)	(11,664)
Net assets at beginning of period	4,917,919	3,585,248	346,178	415,325	1,192,628	1,204,292
Net assets at end of period	$4,458,545	$4,917,919	$400,935	$346,178	$1,017,026	$1,192,628

	2021	2020	2021	2020	2021	2020

Units, beginning of period	92,616	100,801	6,377	7,041	58,066	62,186
Units issued	525	1,008	11	118	108	1,495
Units redeemed	(8,978)	(9,193)	(454)	(782)	(7,213)	(5,615)
Units, end of period	84,163	92,616	5,934	6,377	50,961	58,066

See accompanying notes.

17 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS’ EQUITY

For the years ended December 31,

	Total Stock Market Index Trust Series NAV		Ultra Short Term Bond Trust Series NAV
	2021	2020	2021	2020
Income:
Dividend distributions received	$417	$498	$2,454	$2,675
Expenses:
Mortality and expense risk and administrative charges	(526)	(390)	(2,209)	(2,439)
Net investment income (loss)	(109)	108	245	236
Realized gains (losses) on investments:
Capital gain distributions received	1,753	2,421	-	-
Net realized gain (loss)	153	46	(390)	842
Realized gains (losses)	1,906	2,467	(390)	842
Unrealized appreciation (depreciation) during the period	5,589	2,786	(2,695)	70
Net increase (decrease) in net assets from operations	7,386	5,361	(2,840)	1,148

Changes from principal transactions:
Purchase payments	-	-	292	1,394
Transfers between sub-accounts and the company	-	-	5,085	133,559
Withdrawals	-	-	(137,194)	(6,905)
Annual contract fee	-	-	-	-
Net increase (decrease) in net assets from principal transactions	-	-	(131,817)	128,048
Total increase (decrease) in net assets	7,386	5,361	(134,657)	129,196
Net assets at beginning of period	32,483	27,122	262,844	133,648
Net assets at end of period	$39,869	$32,483	$128,187	$262,844

	2021	2020	2021	2020
Units, beginning of period	1,416	1,416	24,562	11,685
Units issued	-	-	540	19,714
Units redeemed	-	-	(13,603)	(6,837)
Units, end of period	1,416	1,416	11,499	24,562

See accompanying notes.

18 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

1. Organization

John Hancock Life Insurance Company (U.S.A.) Separate Account X (the “Account”) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the “Company”). The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended (the “Act”) and is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The Account consists of 26 active sub-accounts which are exclusively invested in a corresponding portfolio of the John Hancock Variable Insurance Trust (the “Trust”). The Trust is registered under the Act as an open-ended management investment company, commonly known as a mutual fund, which does not transact with the general public. The Account is a funding vehicle for the allocation of net premiums under variable annuity contracts (the “Contracts”) issued by the Company.

The Company is a stock life insurance company organized originally under the laws of the State of Maine in 1955 and later in 1992, the Company changed its state of domicile to the State of Michigan. The Company is an indirect, wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a Canadian based publicly traded life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

The Company is required to maintain assets in the Account with a total fair value of at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Account. These assets may not be charged with liabilities which arise from any other business the Company conducts. However, all obligations under the Contracts are general corporate obligations of the Company.

In addition to the Account, certain contract owners may also allocate funds to the fixed account, which is part of the Company’s general account. Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933, and the Company’s general account has not been registered as an investment company under the Investment Company Act of 1940. Net interfund transfers include transfers between separate and general accounts.

Each sub-account holds shares of a particular series (“Portfolio”) of a registered investment company. Sub-accounts that invest in Portfolios of the Trust may offer a class of units to fund Contracts issued by the Company. This class, Series NAV, represents an interest in the same Trust Portfolio, but in a different class of that Portfolio.

As a result of a portfolio change, the following sub -account of the Account was renamed as follows:

Previous Name	New Name	Effective Date
Mid Cap Stock Trust Series NAV	Mid Cap Growth Trust Series NAV	10/01/2021

19 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

2. Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Valuation of Investments

Investments made in the Portfolios of the Trust are valued at fair value based on the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on a first-in, first-out basis.

Amounts Receivable/Payable

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios’ shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contra ct owners. There are no unsettled policy transactions at December 31, 2021.

20 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

3. Federal Income Taxes

The Account does not file separate tax returns. The taxable income of the Account is consolidated with that of the Company within the consolidated federal tax return. Any tax contingencies arising from the taxable income generated by the Account is the responsibility of the Company and the Company holds any and all tax contingencies on its financial statements. The Company’s consolidated federal tax return for the years 2014 and 2015 are currently under examination by the Internal Revenue Service. The years from 2015 are also open for examination by the internal revenue service. The Account is not a party to the consolidated tax sharing agreement thus no amount of income taxes or tax contingencies are passed through to the Account. The legal form of the Account is not taxable in any state or foreign jurisdictions.

The income taxes topic of the FASB ASC establishes a minimum threshold for financial statement recognition of the benefit of positions taken, or expected to be taken, in filing tax returns (including whether the Account is taxable in certain jurisdictions). The topic requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as tax expense or benefit.

The Account complies with the provisions of FASB ASC Topic 740, Income Taxes. As of December 31, 2021, the Account did not have a liability for any uncertain tax positions. The Account recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations and Changes in Contract Owners’ Equity.

4. Transactions with Affiliates

The Company has an administrative services agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. John Hancock Investment Management Services, LLC (“JHIMS”), a Delaware limited liability company controlled by MFC, serves as investment adviser for the Trust.

John Hancock Distributors, LLC, a registered broker-dealer and wholly owned subsidiary of JHUSA, acts as the principle underwriter of the Contracts pursuant to a distribution agreement with the Company. Contracts are sold by registered representatives of either John Hancock Distributors, LLC or other broker-dealers having distribution agreements with John Hancock Distributors, LLC.

Certain officers of the Account are officers and directors of JHUSA or the Trust.

Contract charges, as described in Note 9, are paid to the Company.

21 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

5. Fair Value Measurements

ASC 820 “Fair Value Measurements and Disclosures” provides a single definition of fair value for accounting purposes, establishes a consistent framework for measuring fair value, and expands disclosure requirements about fair value measurements. ASC 820 defines fair value as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit value. An exit value is not a forced liquidation or distressed sale.

Following ASC 820 guidance, the Account has categorized its fair value measurements according to a three -level hierarchy. The hierarchy prioritizes the inputs used by the Account’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

•	Level 1 – Fair value measurements that reflect unadjusted, quoted prices in active markets for identical assets and liabilities that the Account has the ability to access at the measurement date.
•	Level 2 – Fair value measurements using inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3 – Fair value measurements using significant non market observable inputs.

All of the Account’s sub-accounts’ investments in a Portfolio of the Trust were valued at the reported net asset value of the Portfolio and categorized as Level 1 as of December 31, 2021. The following table presents the Account’s assets that are measured at fair value on a recurring basis by fair value hierarchy level under ASC 820, as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Mutual Funds Affiliated	$115,805,635	-	-	115,805,635

Total	$115,805,635	-	-	115,805,635

Assets owned by the Account are primarily open -ended mutual fund investments issued by the Trust. These are classified within Level 1, as fair values of the underlying funds are based upon reported net asset values (“NAV”), which represent the values at which each sub-account can redeem its investments.

Changes in valuation techniques may result in transfer in or out of an assigned level within the disclosure hierarchy. Transfers between investment levels may occur as the availability of a price source or data used in an investment’s valuation changes. Transfers between investment levels are recognized at the beginning of the reporting period. There have been no transfers between any level of fair value measurements during the period ended December 31, 2021.

22 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

6. Purchases and Sales of Investments

The cost of purchases including reinvestment of dividend distributions and proceeds from the sales of investments in the Portfolios of the Trust during 2021 were as follows:

Sub-Account	Purchases	Sales
500 Index Fund Series NAV	$370,171	$996,735
Active Bond Trust Series NAV	258,330	702,007
Blue Chip Growth Trust Series NAV	2,087,610	2,043,808
Capital Appreciation Trust Series NAV	787,026	504,317
Core Bond Trust Series NAV	1,343	142
Disciplined Value International Trust Series NAV	51,854	76,844
Equity Income Trust Series NAV	346,963	479,361
Fundamental All Cap Core Trust Series NAV	2,733,908	3,959,827
Health Sciences Trust Series NAV	6,548	90,810
High Yield Trust Series NAV	30,766	13,285
International Equity Index Series NAV	79,306	145,446
Lifestyle Balanced Portfolio Series NAV	281,296	470,626
Lifestyle Growth Portfolio Series NAV	5,668	943
Managed Volatility Balanced Portfolio Series NAV	783,186	2,671,174
Mid Cap Growth Trust Series NAV (a)	2,038,951	787,601
Mid Cap Index Trust Series NAV	0	511
Mid Value Trust Series NAV	36,533	58,063
Money Market Trust Series NAV	1,158	79,442
Opportunistic Fixed Income Trust Series NAV	66,208	58,046
Real Estate Securities Trust Series NAV	44,558	206,315
Short Term Government Income Trust Series NAV	11,694	211,594
Small Cap Index Trust Series NAV	1,253	3,907
Small Cap Stock Trust Series NAV	694,035	563,659
Small Cap Value Trust Series NAV	5,982	32,687
Total Bond Market Series Trust NAV	25,861	156,106
Total Stock Market Index Trust Series NAV	2,170	526
Ultra Short Term Bond Trust Series NAV	7,828	139,401

(a) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV

23 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31,				For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
500 Index Fund Series NAV(*)	2021	87	$ 75.67 to $ 45.39	$ 6,468	1.50 % to 1.00%	1.31%	27.08 % to 26.45%
	2020	100	59.84 to 35.72	5,871	1.50 to 1.00	1.83	16.96 to 16.38
	2019	112	51.42 to 30.54	5,653	1.50 to 1.00	1.75	29.86 to 29.21
	2018	118	39.80 to 23.52	4,593	1.50 to 1.00	1.34	-5.59 to -6.06
	2017	126	42.37 to 24.91	5,193	1.50 to 1.00	1.72	20.33 to 19.73

Active Bond Trust Series NAV(*)	2021	114	56.00 to 31.51	4,960	1.50 to 1.25	3.18	-1.66 to -1.91
	2020	127	56.95 to 32.12	5,676	1.50 to 1.25	3.00	7.38 to 7.11
	2019	134	53.03 to 29.99	5,690	1.50 to 1.25	2.74	7.94 to 7.67
	2018	151	49.13 to 27.85	5,990	1.50 to 1.25	3.08	-1.78 to -2.02
	2017	172	50.02 to 28.43	6,922	1.50 to 1.25	3.40	3.59 to 3.33

Blue Chip Growth Trust Series NAV(*)	2021	101	210.08 to 110.65	15,421	1.50 to 1.00	0.00	15.75 to 15.18
	2020	115	181.49 to 96.07	14,960	1.50 to 1.00	0.00	33.06 to 32.40
	2019	126	136.39 to 72.56	12,358	1.50 to 1.00	0.01	28.54 to 27.89
	2018	147	106.11 to 56.73	11,124	1.50 to 1.00	0.06	1.02 to 0.52
	2017	164	105.04 to 56.44	12,053	1.50 to 1.00	0.11	34.98 to 34.31

Capital Appreciation Trust Series NAV(*)	2021	100	73.43 to 64.57	4,937	1.50 to 1.00	0.00	14.60 to 14.03
	2020	110	64.07 to 56.62	4,698	1.50 to 1.00	0.00	54.74 to 53.97
	2019	114	41.40 to 36.78	3,189	1.50 to 1.00	0.04	31.56 to 30.90
	2018	121	31.47 to 28.10	2,702	1.50 to 1.00	0.35	-1.71 to -2.19
	2017	136	32.02 to 28.73	3,041	1.50 to 1.00	0.10	35.16 to 34.48

Core Bond Trust Series NAV(*)	2021	1	14.03 to 14.03	11	1.40 to 1.40	1.91	-3.35 to -3.35
	2020	1	14.52 to 14.52	10	1.40 to 1.40	2.43	7.28 to 7.28
	2019	1	13.54 to 13.54	9	1.40 to 1.40	2.84	6.83 to 6.83

Disciplined Value International Trust Series NAV(*)	2021	60	18.57 to 16.77	1,118	1.50 to 1.00	2.67	12.02 to 11.46
	2020	63	16.66 to 14.97	1,038	1.50 to 1.00	2.18	2.25 to 1.74
	2019	70	16.38 to 14.64	1,135	1.50 to 1.00	2.86	11.29 to 10.73
	2018	74	14.79 to 13.15	1,083	1.50 to 1.00	2.49	-15.80 to -16.22
	2017	79	17.65 to 15.62	1,375	1.50 to 1.00	1.89	16.09 to 15.51

Equity Income Trust Series NAV(*)	2021	76	66.56 to 58.55	4,405	1.50 to 1.00	1.98	24.24 to 23.63
	2020	81	53.57 to 47.36	3,767	1.50 to 1.00	2.95	0.01 to -0.49
	2019	93	53.57 to 47.60	4,337	1.50 to 1.00	2.06	25.20 to 24.58
	2018	103	42.79 to 38.21	3,856	1.50 to 1.00	1.87	-10.41 to -10.86
	2017	114	47.76 to 42.86	4,766	1.50 to 1.00	2.31	15.12 to 14.55

Fundamental All Cap Core Trust Series NAV(*)	2021	239	224.71 to 91.44	32,536	1.50 to 1.25	0.16	29.06 to 28.74
	2020	265	174.11 to 71.03	28,047	1.50 to 1.25	0.42	25.39 to 25.08
	2019	302	138.86 to 56.79	25,508	1.50 to 1.25	0.49	34.88 to 34.55
	2018	335	102.95 to 42.21	21,077	1.50 to 1.25	0.46	-14.24 to -14.45
	2017	365	120.04 to 49.34	26,712	1.50 to 1.25	0.78	26.18 to 25.87

Health Sciences Trust Series NAV(*)	2021	1	24.96 to 24.58	19	1.50 to 1.25	0.00	9.85 to 9.57
	2020	5	22.72 to 22.43	103	1.50 to 1.25	0.00	25.68 to 25.37
	2019	5	18.08 to 17.89	82	1.50 to 1.25	0.00	27.07 to 26.75
	2018	5	14.23 to 14.12	69	1.50 to 1.25	0.00	-0.48 to -0.73
	2017	5	14.30 to 14.22	69	1.50 to 1.25	0.00	26.02 to 25.71

High Yield Trust Series NAV(*)	2021	11	24.72 to 22.03	244	1.50 to 1.00	5.31	4.72 to 4.21
	2020	10	23.61 to 21.14	226	1.50 to 1.00	6.39	4.72 to 4.19
	2019	11	22.55 to 20.29	241	1.50 to 1.00	5.57	14.83 to 14.26
	2018	12	19.63 to 17.76	218	1.50 to 1.00	6.04	-4.00 to -4.46
	2017	13	20.45 to 18.58	246	1.50 to 1.00	5.38	6.40 to 5.86

International Equity Index Series NAV(*)	2021	53	29.99 to 24.65	1,773	1.50 to 1.00	2.60	6.52 to 5.99
	2020	57	28.29 to 23.14	1,774	1.50 to 1.00	2.54	9.66 to 9.11
	2019	59	25.93 to 21.10	1,727	1.50 to 1.00	2.40	20.23 to 19.63
	2018	62	21.67 to 17.55	1,513	1.50 to 1.00	2.35	-14.95 to -15.37
	2017	65	25.61 to 20.64	1,870	1.50 to 1.00	2.19	26.19 to 25.55

Lifestyle Balanced Portfolio Series NAV(*)	2021	194	19.89 to 19.73	3,831	1.50 to 1.40	2.52	7.98 to 7.88
	2020	214	18.42 to 18.29	3,919	1.50 to 1.40	2.45	11.11 to 11.00
	2019	253	16.58 to 16.48	4,178	1.50 to 1.40	1.98	16.25 to 16.13
	2018	271	14.26 to 14.19	3,842	1.50 to 1.40	2.30	-5.71 to -5.80
	2017	300	15.12 to 15.06	4,527	1.50 to 1.40	2.27	10.81 to 10.70

Lifestyle Growth Portfolio Series NAV(*)	2021	4	17.82 to 17.82	66	1.50 to 1.50	2.43	12.43 to 12.43
	2020	4	15.85 to 15.85	59	1.50 to 1.50	2.57	11.94 to 11.94
	2019	4	14.16 to 14.16	52	1.50 to 1.50	1.93	19.71 to 19.71
	2018	4	11.83 to 11.83	44	1.50 to 1.50	2.52	-7.46 to -7.46

Managed Volatility Balanced Portfolio Series NAV(*)	2021	311	39.42 to 22.35	21,191	1.50 to 1.25	2.49	8.51 to 8.24
	2020	344	36.42 to 20.59	21,577	1.50 to 1.25	2.46	0.50 to 0.25
	2019	401	36.33 to 20.49	25,012	1.50 to 1.25	1.93	16.55 to 16.26

24 of 27

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7. Unit Values (continued):

	At December 31,					For the years and periods ended December 31,
		Units	Unit Fair Value	Assets	Expense Ratio	Investment	Total Return
Sub-account	Year	(000s)	Highest to Lowest (a)	(000s)	Highest to Lowest (b)	Income Ratio (c)	Highest to Lowest (d)
Managed Volatility Balanced Portfolio Series NAV(*)	2018	461	$ 31.25 to $ 17.58	$ 24,529	1.50 % to 1.25%	2.25%	-6.00 % to -6.23%
	2017	528	33.32 to 18.70	29,584	1.50 to 1.25	2.20	12.73 to 12.45

Mid Cap Growth Trust Series NAV(*)	2021 (e)	47	157.19 to 147.05	6,999	1.50 to 1.25	0.00	2.29 to 2.03
	2020	51	153.67 to 144.12	7,427	1.50 to 1.25	0.00	63.42 to 63.01
	2019	57	94.04 to 88.41	5,100	1.50 to 1.25	0.00	32.96 to 32.63
	2018	64	70.73 to 66.66	4,317	1.50 to 1.25	0.00	-2.76 to -3.00
	2017	74	72.73 to 68.72	5,096	1.50 to 1.25	0.00	27.06 to 26.75

Mid Value Trust Series NAV(*)	2021	8	68.68 to 65.18	541	1.50 to 1.00	1.00	23.03 to 22.42
	2020	9	55.82 to 53.24	480	1.50 to 1.00	1.61	8.63 to 8.09
	2019	11	51.39 to 49.26	537	1.50 to 1.00	1.13	18.30 to 17.71
	2018	14	43.44 to 41.85	606	1.50 to 1.00	0.83	-11.57 to -12.01
	2017	15	49.12 to 47.56	721	1.50 to 1.00	1.02	10.35 to 9.80

Money Market Trust Series NAV(*)	2021	60	17.91 to 12.08	855	1.50 to 1.25	0.00	-1.24 to -1.49
	2020	65	18.13 to 12.26	933	1.50 to 1.25	0.33	-0.92 to -1.16
	2019	67	18.30 to 12.40	983	1.50 to 1.25	1.97	0.72 to 0.47
	2018	72	18.17 to 12.35	1,060	1.50 to 1.25	1.57	0.34 to 0.09
	2017	83	18.11 to 12.34	1,227	1.50 to 1.25	0.63	-0.61 to -0.86

Opportunistic Fixed Income Trust Series NAV(*)	2021	33	26.46 to 22.76	891	1.50 to 1.25	2.82	-3.28 to -3.52
	2020	34	27.42 to 23.53	963	1.50 to 1.25	4.29	12.49 to 12.21
	2019	34	24.44 to 20.92	843	1.50 to 1.25	6.41	5.05 to 4.78
	2018	36	23.32 to 19.91	848	1.50 to 1.25	2.73	-2.95 to -3.19
	2017	38	24.09 to 20.52	922	1.50 to 1.25	2.37	7.36 to 7.09

Real Estate Securities Trust Series NAV(*)	2021	20	198.76 to 119.03	2,853	1.50 to 1.00	1.51	45.34 to 44.62
	2020	21	136.75 to 82.31	2,103	1.50 to 1.00	2.05	-6.52 to -6.99
	2019	24	146.30 to 88.49	2,572	1.50 to 1.00	2.16	28.18 to 27.54
	2018	27	114.13 to 69.38	2,242	1.50 to 1.00	1.68	-4.38 to -4.86
	2017	31	119.36 to 72.92	2,698	1.50 to 1.00	0.55	5.20 to 4.68

Short Term Government Income Trust Series NAV(*)	2021	43	14.65 to 13.49	624	1.50 to 1.00	1.71	-2.53 to -3.00
	2020	56	15.11 to 13.84	847	1.50 to 1.00	1.74	2.60 to 2.10
	2019	49	14.80 to 13.49	729	1.50 to 1.00	1.68	2.39 to 1.90
	2018	64	14.52 to 13.17	933	1.50 to 1.00	2.10	-0.13 to -0.61
	2017	52	14.61 to 13.19	763	1.50 to 1.00	1.45	-0.41 to -0.88

Small Cap Index Trust Series NAV(*)	2021	1	23.38 to 23.02	16	1.50 to 1.25	0.56	13.16 to 12.88
	2020	1	20.66 to 20.39	18	1.50 to 1.25	6.02	17.84 to 17.55
	2019	0	17.53 to 17.53	0	1.25 to 1.25	1.05	23.51 to 23.51
	2018	0	14.19 to 14.19	0	1.25 to 1.25	0.00	-12.40 to -12.40

Small Cap Stock Trust Series NAV(*)	2021	84	52.99 to 47.55	4,459	1.50 to 1.00	0.00	0.26 to -0.24
	2020	93	53.11 to 47.43	4,918	1.50 to 1.00	0.00	50.12 to 49.37
	2019	101	35.56 to 31.60	3,585	1.50 to 1.00	0.00	36.72 to 36.04
	2018	114	26.14 to 23.11	2,993	1.50 to 1.00	0.00	-6.16 to -6.63
	2017	120	27.99 to 24.63	3,362	1.50 to 1.00	0.00	25.44 to 24.81

Small Cap Value Trust Series NAV(*)	2021	6	66.94 to 18.56	401	1.50 to 1.25	0.56	24.73 to 24.42
	2020	6	53.80 to 14.88	346	1.50 to 1.25	1.07	-7.84 to -8.07
	2019	7	58.52 to 16.15	415	1.50 to 1.25	0.60	25.05 to 24.74
	2018	9	46.92 to 12.91	417	1.50 to 1.25	0.70	-13.53 to -13.75
	2017	11	54.39 to 14.93	581	1.50 to 1.25	1.01	2.50 to 2.24

Total Bond Market Series Trust NAV(*)	2021	51	21.20 to 18.88	1,017	1.50 to 1.00	2.23	-2.84 to -3.32
	2020	58	21.82 to 19.53	1,193	1.50 to 1.00	2.29	6.31 to 5.79
	2019	62	20.52 to 18.46	1,204	1.50 to 1.00	2.30	7.22 to 6.69
	2018	67	19.14 to 17.30	1,218	1.50 to 1.00	2.57	-1.23 to -1.72
	2017	77	19.38 to 17.61	1,410	1.50 to 1.00	2.79	2.32 to 1.80

Total Stock Market Index Trust Series NAV(*)	2021	1	28.23 to 28.06	40	1.50 to 1.40	1.14	22.78 to 22.66
	2020	1	22.99 to 22.87	32	1.50 to 1.40	1.84	19.81 to 19.69
	2019	1	19.19 to 19.11	27	1.50 to 1.40	1.79	27.90 to 27.77
	2018	1	15.00 to 15.00	13	1.40 to 1.40	1.24	-6.96 to -6.96
	2017	1	16.13 to 16.13	14	1.40 to 1.40	1.47	18.98 to 18.98

Ultra Short Term Bond Trust Series NAV(*)	2021	11	11.76 to 9.85	128	1.50 to 1.25	1.57	-1.65 to -1.90
	2020	25	11.98 to 10.02	263	1.50 to 1.25	1.52	0.35 to 0.10
	2019	12	11.97 to 9.98	134	1.50 to 1.25	1.87	1.80 to 1.54
	2018	4	11.79 to 9.81	43	1.50 to 1.25	1.75	0.28 to 0.03
	2017	10	11.79 to 9.78	98	1.50 to 1.25	1.79	-0.63 to -0.88

(*) Sub-account that invests in affiliated Trust.

(a) As the unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

7.	Unit Values (continued):

(b) These ratios represent the annualized contract expenses of the separate account, consisting primarily of the items known as “Revenue from underlying fund (12b-1, ST A, Other)” and “Revenue from Sub-account” (formerly referred to as the administrative maintenance charges and sales and service fees (AMC and SSF)). The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to unitholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(c) These ratios represent the distributions from net investment income received by the sub-account from the underlying Portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyholder accounts either through the reductions in the unit values or the redemptions of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Portfolio in which the sub-accounts invest.

(d) These ratios, represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options indicated in footnote 1 with a date notation, if any, denote the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. For closed sub-accounts, the total return is calculated from the beginning of the reporting period to the date the sub-account closed. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(e) Renamed on October 1, 2021. Previously known as Mid Cap Stock Trust Series NAV.

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JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT X

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

December 31, 2021

8. Diversification Requirements

The Internal Revenue Service has issued regulations under Section 817(h) of the Internal Revenue Code (“the Code”). Under the provisions of Section 817(h) of the Code, a Contract will not be treated as a variable annuity contract for federal tax purposes for any period for which the investments of the Account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirement set forth in regulations issued by the Secretary of the Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and the Account will continue to meet such requirements.

9. Contract Charges

The expense ratio represents the contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges, and the cost of any riders the policy holder has elected. These fees range between 1.00% and 1.50% of net assets of the sub-account depending on the type of contract. In addition, annual contract charges of up to $30 per policy are made through redemption of units.

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